Income taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Operating loss roll forward	$ 8,459	$ 5,685
Reserves and allowances	1,018	1,956
Net deferred tax asset before valuation allowance	9,477	7,641
Valuation allowance	(9,477)	(7,636)
Net deferred tax asset	$ 0	$ 5